Supplementary cash flow information (Details) - USD ($)				1 Months Ended				12 Months Ended
		Apr. 29, 2017	Dec. 05, 2016	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2016	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Sep. 12, 2017	Jun. 29, 2016	Jun. 13, 2016	May 30, 2016	May 20, 2016	Dec. 31, 2012	Sep. 30, 2012	May 10, 2005
Schedule of Supplemental Cash Flow Elements [Line Items]
Disposal of subsidiaries - existing bank loan repaid	[1]							$ 0	$ 0	$ 150,000,000
Sale of rigs and equipment	[2]							103,000,000	0	0
Notional amount of investments acquired	[3]								(6,000,000)
Proceeds from repayment of short-term loan from related parties due to Seadrill Partners insulation from Seadrill Limited	[4]							109,000,000
Derecognition of Sevan Developer newbuild asset								620,000,000	0	0
Derecognition of Sevan Developer construction obligation								(526,000,000)	0	0
Repayment of bank loan through disposal of subsidiaries	[1]									(150,000,000)
Repayment of debt following sale of rigs and equipment	[2]							(103,000,000)
Repayment relating to share forward contracts and other derivatives	[5]									(136,000,000)
Repayment relating to SapuraKencana financing agreements								(754,000,000)	(1,054,000,000)	(2,999,000,000)	[6]
Conversion of convertible bond into shares, decrease in long term debt	[7]								(105,000,000)
Conversion of convertible bond into shares, net increase in equity	[7]								58,000,000
Increase in non-controlling interest in Seadrill Nigeria Operations Ltd	[3]								7,000,000
Proceeds from long-term loans	[8]							0	150,000,000	0
Long-term loans netted down with related party balances	[8]							0	(150,000,000)	0
Dividend to non-controlling interests in VIEs	[4]								(113,000,000)	0
Repayment of debt following insulation of Seadrill Partners from Seadrill Limited	[4]							(109,000,000)	0	0
Sale of rigs and equipment								$ 122,000,000	0	$ 0	[6]
Conversion of convertible bond									$ 58,000,000
Number of shares issued (in shares)									15,684,340
Common shares, par value (in dollars per share)						$ 2.00	$ 2.00	$ 2.00	$ 2.00										$ 2
Common stock, shares issued (in shares)								508,763,020	508,763,020	493,078,680				508,444,280		500,944,280			6,000
Common shares, shares outstanding (in shares)								504,518,940	504,444,280	492,759,940		508,763,020		508,444,280		500,944,280
Loss on disposals	[9]							$ 245,000,000	$ 0	$ 63,000,000
Variable Interest Entity, Primary Beneficiary
Schedule of Supplemental Cash Flow Elements [Line Items]
Dividend to non-controlling interests in VIEs	[4]							(14,000,000)
Convertible bonds due 2017
Schedule of Supplemental Cash Flow Elements [Line Items]
Number of shares issued due to conversion of convertible debt instruments (in shares)										0
$1,000 million fixed interest bond
Schedule of Supplemental Cash Flow Elements [Line Items]
Fixed interest rate (as percent)						6.125%	6.125%						5.625%		5.625%			5.625%
Number of shares issued (in shares)						7,500,000	8,184,340
Debt repurchased						$ 50,000,000	$ 55,000,000
SapuraKencana
Schedule of Supplemental Cash Flow Elements [Line Items]
Repayment relating to SapuraKencana financing agreements	[10]								$ (160,000,000)	$ (93,000,000)
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Supplemental Cash Flow Elements [Line Items]
Ownership interest (as percent)			51.00%
Seadrill UK Ltd | Seadrill Mobile Units (Nigeria) Ltd
Schedule of Supplemental Cash Flow Elements [Line Items]
Notional amount of investments acquired			$ (6,600,000)
Interest acquired (as percent)			10.00%
Ownership interest (as percent)			49.00%
Drilling units | West Triton, West Mischief and West Resolute
Schedule of Supplemental Cash Flow Elements [Line Items]
Sale of rigs and equipment								122,000,000
Fair value of consideration received		$ 225,000,000
Loss on disposals		$ 166,000,000
Drilling units | Disposal of Sevan Developer contract
Schedule of Supplemental Cash Flow Elements [Line Items]
Fair value of consideration received								0
Disposal group, including discontinued operation, property, plant and equipment					$ 620,000,000
Disposal group, including discontinued operation, construction payable					526,000,000
Disposal group, including discontinued operation, accrued liabilities					19,000,000
Loss on disposals					75,000,000			75,000,000
$440 million facility | Secured Debt
Schedule of Supplemental Cash Flow Elements [Line Items]
Repayments of debt				$ 109,000,000
Principal amount					$ 440,000,000			$ 440,000,000									$ 440,000,000

[1]	During the year ended December 31, 2015, existing debt of ours was directly settled as consideration for the disposal of certain drilling rigs to the SeaMex joint venture - refer to Note 6 "(Loss)/gain on disposals" for further information.
[2]	During the year ended December 31, 2017, we completed our sale of the West Triton, West Resolute and West Mischief to Shelf Drilling , receiving cash consideration of $122 million. This comprised sales value of $225 million offset by $103 million of debt repayments. Refer to Note 6 "(Loss)/gain on disposals" for further information.
[3]	uring the year ended December 31, 2016, certain consolidated VIEs of ours withdrew bank loans and made loans to the related party Ship Finance International. These balances are presented net in the consolidated statement of cash flows. Refer to Note 22 "Long-term debt" for further information.
[4]	During the year ended December 31, 2017, the Ship Finance VIEs that we consolidate declared dividends payable totaling $14 million to Ship Finance (December 31, 2016: $113 million). Refer to Note 34 "Variable interest entities" for further information.9.In August 2017, Seadrill Partners amended certain credit facilities to insulate itself from Seadrill Limited. This resulted in a $109 million repayment in respect to the $440 million secured debt facility. Refer to Note 30 "Related party transactions" for further information on related party transactions.
[5]	During the year ended December 31, 2015, we settled Sevan share repurchase agreements using cash balances already classified as restricted.
[6]	Text selection found with no content.
[7]	In May 2016, we entered into a privately negotiated exchange agreement with certain holders of our outstanding 5.625%(subsequently increased to 6.125%) Senior Notes due in 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 8,184,340 new shares of our common stock, par value $2.00 per share, in exchange for $55 million principal amount of the 2017 Notes. Settlement occurred on May 20, 2016, upon which we had a total of 500,944,280 shares of our common stock issued and outstanding. In June 2016, we entered into another privately negotiated exchange agreement with certain holders of our outstanding 5.625% (subsequently increased to 6.125%) Senior Notes due 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 7,500,000 new shares of our common stock, par value $2.00 per share, in exchange for $50 million principal amount of the 2017 Notes. We had a total of 508,444,280 shares of our common stock issued and outstanding, post settlement on June 13, 2016.
[8]	During the year ended December 31, 2017, the Ship Finance VIEs that we consolidate declared dividends payable totaling $14 million to Ship Finance (December 31, 2016: $113 million). Refer to Note 34 "Variable interest entities" for further information.
[9]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[10]	During the years ended December 31, 2016 and December 31, 2015, we settled SapuraKencana financing agreements using cash balances already classified as restricted.